Document And Entity Information	Jan. 10, 2022
Document Information Line Items
Entity Registrant Name	AMERITYRE CORPORATION
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000945828
Document Period End Date	Jan. 10, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-50053
Entity Tax Identification Number	87-0535207
Entity Address, Address Line One	1501 Industrial Road
Entity Address, City or Town	Boulder City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89005
City Area Code	(702)
Local Phone Number	293-1930
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true